Consolidated Statements of Operations - 10K - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Oct. 15, 2023	Oct. 09, 2022	Oct. 15, 2023	Oct. 09, 2022	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021
Total revenue	$ 24,623	$ 23,944	$ 50,364	$ 48,925	$ 111,273	$ 77,098	$ 25,017
Cost of food and beverage	4,278	4,198	8,715	8,627	18,968	16,027	6,697
Store labor and benefits	9,337	9,052	18,634	18,066	40,415	24,145	10,776
Store occupancy costs, excluding depreciation	4,583	4,217	5,590	8,246	18,375	12,592	14,920
Other store operating expenses, excluding depreciation	5,134	3,864	9,556	8,178	18,655	14,531	7,037
General and administrative expenses	3,774	3,312	7,302	7,311	13,205	12,316	6,320
Depreciation expense	1,697	1,861	3,341	3,714	8,086	8,818	8,805
Impairment loss					2,363	0	0
Pre-opening expenses	3,026	459	5,304	985	4,935	0	0
Operating loss	(7,206)	(3,019)	(8,078)	(6,202)	(13,729)	(11,331)	(29,538)
Interest expense	(1,908)	(265)	(3,601)	(457)	(1,946)	(1,348)	(835)
Other expenses					(13)	0	0
Gain on debt extinguishment (Note 9)	0	(10)	0	8,448	8,355	2,800	388
Income (loss) before income taxes	(7,355)	(3,294)	(10,329)	1,789	(7,333)	(9,879)	(29,985)
Income tax expense	(72)	96	0	144	192	38	13
Net (loss) income	$ (7,283)	$ (3,390)	$ (10,329)	$ 1,645	$ (7,525)	$ (9,917)	$ (29,998)
Loss per share, basic (in dollars per share)	$ (1.17)	$ (0.55)	$ (1.87)	$ 0.27	$ (1.21)	$ (1.62)	$ (4.93)
Loss per share, diluted (in dollars per share)	$ (1.17)	$ (0.55)	$ (1.87)	$ 0.10	$ (1.21)	$ (1.62)	$ (4.93)
Food and beverage revenues
Total revenue	$ 19,435	$ 18,998	$ 39,952	$ 39,398	$ 87,467	$ 63,650	$ 20,791
Recreation revenues
Total revenue	$ 5,188	$ 4,946	$ 10,412	$ 9,527	$ 23,806	$ 13,448	$ 4,226